Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Schedule II - Valuation and Qualifying Accounts

Schedule II - Valuation and Qualifying Accounts

Verizon Communications Inc. and Subsidiaries

For the Years Ended December 31, 2015, 2014 and 2013

				(dollars in millions)
		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts Note (a)(b)	Deductions Note (c)(d)	Balance at End of Period
Allowance for Uncollectible Accounts Receivable:
Year 2015 (e)	$739	$1,610	$200	$1,512	$1,037
Year 2014	645	1,095	141	1,142	739
Year 2013	641	993	162	1,151	645

Valuation Allowance for Deferred Tax Assets:
Year 2015	$1,841	$237	$1,701	$365	$3,414
Year 2014	1,685	505	5	354	1,841
Year 2013	2,096	235	64	710	1,685

(a)	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.

(b)

Valuation Allowance for Deferred Tax Assets includes a current year increase to the valuation allowance as a result of the acquisition of AOL in 2015 and amounts charged to equity and reclassifications from other balance sheet accounts.

(c)	Amounts written off as uncollectible or transferred to other accounts or utilized.

(d)	Reductions to valuation allowances related to deferred tax assets.

(e)	Allowance for Uncollectible Accounts Receivable includes approximately $155 million at December 31, 2015 related to long-term device installment plan receivables.